UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond               British Isles              July 27, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:  $387,798
                                        (thousands)


List of Other Included Managers:

No.         Form 13F File Number               Name

1.          28-11145                           Charlemagne Capital (IOM) Limited


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                                                    FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5      OLUMN 6     COLUMN 7      COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
        ISSUER                 TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT  PRN CALL  DISCRETION     MGRS   SOLE    SHARED   NONE
AMERICA MOVIL S A DE CV        SPON ADR L SHS     02364W105   25,267   408,263  SH      SHARED-DEFINED    1             408,263
CENTRAL EUROPEAN DIST CORP          COM           153435102   50,357 1,454,555  SH      SHARED-DEFINED    1           1,454,555
CENTRAL EUROPEAN DIST CORP          COM           153435102    5,514   159,277               SOLE       NONE 159,277
CENTRAL EUROPEAN MEDIA ENTRP      CL A NEW        G20045202   22,786   233,514  SH      SHARED-DEFINED    1             233,514
CENTRAL EUROPEAN MEDIA ENTRP      CL A NEW        G20045202    4,076    41,772               SOLE       NONE  41,772
CHINA LIFE INS CO LTD          SPON ADR REP H     16939P106    4,824    89,900  SH      SHARED-DEFINED    1              89,900
COMPANHIA DE BEBIDAS DAS AME    SPON ADR PFD    20441W 20 3      670     9,576  SH      SHARED-DEFINED    1               9,576
COMPANHIA SIDERURGICA NACION   SPONSORED ADR      20440W105      284     5,489  SH      SHARED-DEFINED    1               5,489
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR      204412209    1,266    28,438  SH      SHARED-DEFINED    1              28,438
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD      204412100   35,790   949,957  SH      SHARED-DEFINED    1             949,957
ENERSIS S A                    SPONSORED ADR      29274F104    3,554   177,404  SH      SHARED-DEFINED    1             177,404
GRUPO TELEVISA SA DE CV        SP ADR REP ORD     40049J206    9,009   326,580  SH      SHARED-DEFINED    1             326,580
ICICI BK LTD                        ADR           45104G104    6,870   139,781  SH      SHARED-DEFINED    1             139,781
KOOKMIN BK NEW                 SPONSORED ADR      50049M109    3,981    45,425  SH      SHARED-DEFINED    1              45,425
MECHEL OAO                     SPONSORED ADR      583840103    5,333   145,800  SH      SHARED-DEFINED    1             145,800
MOBILE TELESYSTEMS OJSC        SPONSORED ADR      607409109   69,330 1,143,507  SH      SHARED-DEFINED    1           1,143,507
MOBILE TELESYSTEMS OJSC        SPONSORED ADR      607409109    9,017   148,713               SOLE       NONE 148,713
NORTEL INVERSORA S A           SPON ADR PFD B     656567401    2,558    99,100  SH      SHARED-DEFINED    1              99,100
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR      68370R109   71,314   677,534  SH      SHARED-DEFINED    1             677,534
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR      68370R109   10,706   101,716               SOLE       NONE 101,716
PETROLEO BRASILEIRO SA PETRO    SPONSORD ADR      71654V101   23,825   223,427  SH      SHARED-DEFINED    1             223,427
PETROLEO BRASILEIRO SA PETRO    SPONSORD ADR      71654V408    1,316    10,855  SH      SHARED-DEFINED    1              10,855
POSCO                          SPONSORED ADR      693483109      384     3,199  SH      SHARED-DEFINED    1               3,199
SANTANDER BANCORP                   COM           802809103    2,595    52,400  SH      SHARED-DEFINED    1              52,400
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR      874039100      680    61,142  SH      SHARED-DEFINED    1              61,142
TELECOMUNICACOES DE SAO PAUL  SPONSORED ADR PFD   87929A102      862    26,500  SH      SHARED-DEFINED    1              26,500
TENARIS S A                    SPONSORED ADR      88031M109    4,159    85,000  SH      SHARED-DEFINED    1              85,000
TEVA PHARMACEUTICAL INDS LTD        ADR           881624209   11,471   278,074  SH      SHARED-DEFINED    1             278,074


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